Acquisitions (Details) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 28, 2011 Lawrence Pumps [Member]	Dec. 31, 2010 Lawrence Pumps [Member]	Jul. 16, 2010 Valbart Srl [Member]	Dec. 31, 2011 Valbart Srl [Member]	Apr. 21, 2009 Calder AG [Member]	Dec. 31, 2009 Calder AG [Member]	Apr. 21, 2009 Calder AG [Member] Paid at Closing [Member]	Jul. 31, 2009 Calder AG [Member] Paid After Working Capital Valuation [Member]	Apr. 21, 2009 Calder AG [Member] Contingent Payment [Member]	Jul. 16, 2010 Trademarks [Member] Valbart Srl [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Valbart Srl [Member]	Jul. 16, 2010 Noncompete Agreements [Member] Valbart Srl [Member]	Oct. 28, 2011 Engineering Drawings [Member] Lawrence Pumps [Member]	Dec. 31, 2011 Engineering Drawings [Member] Valbart Srl [Member]	Jul. 16, 2010 Engineering Drawings [Member] Valbart Srl [Member]	Oct. 28, 2011 Customer Relationships [Member] Lawrence Pumps [Member]	Dec. 31, 2011 Customer Relationships [Member] Valbart Srl [Member]	Jul. 16, 2010 Customer Relationships [Member] Valbart Srl [Member]
Business Acquisition [Line Items]
Percent of business acquired						100.00%		100.00%
Cash paid for acquisition						$ 89,600,000		$ 199,400,000
Acquired finite lived intangible asset, weighted average useful life						10 years			5 years							4 years		10 years	10 years		10 years	5 years
Sales							44,000,000
Escrow deposit						1,500,000		5,800,000
Indemnification claims, percentage limitations of purchase price						15.00%
Indemnification claims, time period limitations						18 months
Term covering escrow payments for breaching agreement						24 months		30 months
Repayment of debt made by the company for acquisition								33,800,000
Payments for acquisitions, net of cash acquired	3,996,000	890,000	90,505,000	199,396,000	30,750,000					44,100,000		28,400,000	2,400,000
Purchase price, contingent on performance metrics														13,300,000
Contingent payment period											12 months
Business Acquisition, Purchase Price Allocation [Abstract]
Total expected purchase price at date of acquisition						88,200,000		199,400,000
Accounts receivable								12,200,000
Inventories								39,600,000
Deferred taxes								8,700,000
Prepaid expenses and other								1,000,000
Current assets						28,000,000
Intangible assets						30,000,000									11,500,000		2,700,000			2,300,000			16,300,000
Property, plant and equipment						8,900,000		10,100,000
Current liabilities						(16,600,000)		(36,800,000)
Noncurrent liabilities								(13,600,000)
Net tangible and intangible assets						50,300,000		54,000,000
Goodwill						39,300,000		145,400,000
Fair value of contingent considation (recorded as a liability)										4,400,000	0
Purchase price						89,600,000		199,400,000
Purchase price						$ 88,200,000		$ 199,400,000